BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2017
Domestic Pension Plans
Funded Status of Benefit Plans

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2016 and 2017 are as follows:

	March 31,
	2016	2017
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥198,368	¥222,106
Service cost	12,278	13,670
Interest cost	1,406	185
Actuarial (gain) loss	16,352	(6,130)
Benefits paid	(7,981)	(9,955)
Acquisitions of Business	1,683	—
Plan Amendment	—	147

Projected benefit obligations at end of year	222,106	220,023
Change in plan assets:
Fair value of plan assets at beginning of year	197,398	202,368
Actual return on plan assets	(415)	8,098
Employer’s contribution	12,213	11,384
Benefits paid	(7,960)	(9,929)
Acquisitions of Business	1,132	—

Fair value of plan assets at end of year	202,368	211,921

Funded status	¥(19,738)	¥(8,102)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2016	2017
	(Yen in millions)
Other assets	¥—	¥444
Accrued pension and severance liabilities	(19,738)	(8,546)

Net amount recognized	¥(19,738)	¥(8,102)

Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income consist of:

	March 31,
	2016	2017
	(Yen in millions)
Prior service cost	¥17,612	¥13,100
Actuarial loss	(59,910)	(47,210)

Accumulated other comprehensive income	¥(42,298)	¥(34,110)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2016	2017
	(Yen in millions)
Accumulated benefit obligation at end of year	¥222,106	¥220,023
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥222,106	¥211,449
Accumulated benefit obligation	222,106	211,449
Fair value of plan assets	202,368	202,903

Net Periodic Pension Costs

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2015, 2016 and 2017, include the following components:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Service cost	¥11,807	¥12,278	¥13,670
Interest cost	1,803	1,406	185
Expected return on plan assets	(3,612)	(3,836)	(3,998)
Amortization of prior service cost	(4,361)	(4,394)	(4,365)
Recognized actuarial loss	1,621	1,691	2,470

Net periodic pension costs	¥7,258	¥7,145	¥7,962

Changes in Other Comprehensive Income

Changes in other comprehensive income at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2015, 2016 and 2017 consist of the following components:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Prior service cost due to plan amendments	¥1,528	¥—	¥(147)
Net actuarial gain (loss) incurred during the year	171	(20,555)	10,230
Amortization of prior service cost	(4,361)	(4,394)	(4,365)
Recognized actuarial loss	1,621	1,691	2,470

Total	¥(1,041)	¥(23,258)	¥8,188

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2018 are as follows:

Year ending March 31, 2018
(Yen in millions)
Amortization of prior service cost	¥(4,345)
Recognized actuarial loss	1,984

Schedule of Assumptions Used to Determine Projected Benefit Obligations and Net Periodic Pension Costs

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2016 and 2017 are as follows:

	March 31,
	2016	2017
Discount rate (%)	0.00-0.19	0.00-0.50

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Years ended March 31,
	2015	2016	2017
Discount rate (%)	0.50-1.00	0.50-0.75	0.00-0.19
Expected long-term rate of return on plan assets (%)	1.35-2.00	1.35-2.00	0.19-2.00

Plan Assets Categories

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account and pooled funds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2016				2017
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥94,076	¥—	¥94,076	¥—	¥96,469	¥—	¥96,469
Equity securities:
Pooled funds *[1]	—	44,821	—	44,821	—	28,124	—	28,124
Debt securities:
Corporate bonds	10,380	—	—	10,380	9,309	—	—	9,309
Pooled funds *[2]	—	8,576	—	8,576	—	14,802	—	14,802
Other types of investments:
Real Estate funds *[3]	—	—	21,101	21,101	—	—	24,993	24,993
Large-scale solar power generation business funds	—	—	9,727	9,727	—	—	10,542	10,542
Other	2	1,854	3,715	5,571	2	1,887	4,010	5,899
Cash and cash equivalents	8,116	—	—	8,116	21,783	—	—	21,783

Total	¥18,498	¥149,327	¥34,543	¥202,368	¥31,094	¥141,282	¥39,545	¥211,921

*1	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
*2	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
*3	This category includes private open-ended real estate funds.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2016 and 2017. Plan assets of Level 3 are invested in real estate funds, multi-strategy hedge funds and large-scale solar power generation business funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2016	2017
	(Yen in millions)
Balance at beginning of year	¥25,162	¥34,543
Actual return on plan assets:
Relating to assets still held at end of year	2,050	2,383
Relating to assets sold during the year	—	—
Purchases, sales and settlements	5,919	2,619
Transfers into level 3	1,412	—

Balance at end of year	¥34,543	¥39,545

Estimated Future Benefit Payments of Plans

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2018	¥9,552
2019	11,021
2020	10,536
2021	11,104
2022	12,312
2023 to 2027	65,279

Foreign Pension Plans
Funded Status of Benefit Plans

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2016 and 2017:

	March 31,
	2016	2017
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥61,990	¥55,715
Service cost	689	698
Interest cost	1,732	1,537
Plan participants’ contributions	3	1
Actuarial (gain) loss	(2,863)	2,774
Benefits paid	(2,854)	(2,548)
Plan Amendment	155	—
Foreign exchange adjustment	(3,180)	(3,465)
Other	43	(73)

Benefit obligations at end of year	¥55,715	¥54,639

	March 31,
	2016	2017
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥36,049	¥32,912
Actual return on plan assets	(848)	4,185
Employer contribution	2,060	2,111
Plan participants’ contributions	3	1
Benefits paid	(1,636)	(1,472)
Foreign exchange adjustment	(2,662)	(2,370)
Other expenses	(54)	(33)

Fair value of plan assets at end of year	32,912	35,334

Funded status	¥(22,803)	¥(19,305)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2016	2017
	(Yen in millions)
Other assets	¥1,354	¥333
Accrued pension and severance liabilities	(24,157)	(19,638)

Net amount recognized	¥(22,803)	¥(19,305)

Amounts Recognized in Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income consist of:

	March 31,
	2016	2017
	(Yen in millions)
Prior service cost	¥(193)	¥(128)
Actuarial loss	(18,867)	(17,091)

Accumulated other comprehensive income	¥(19,060)	¥(17,219)

	March 31,
	2016	2017
	(Yen in millions)
Accumulated benefit obligation at end of year	¥53,473	¥52,586

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2016	2017
	(Yen in millions)
Other assets	¥1,354	¥333
Accrued pension and severance liabilities	(24,157)	(19,638)

Net amount recognized	¥(22,803)	¥(19,305)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2016	2017
	(Yen in millions)
Prior service cost	¥(193)	¥(128)
Actuarial loss	(18,867)	(17,091)

Accumulated other comprehensive loss	¥(19,060)	¥(17,219)

	March 31,
	2016	2017
	(Yen in millions)
Accumulated benefit obligation at end of year	¥53,473	¥52,586

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2016	2017
	(Yen in millions)
Projected benefit obligation	¥40,278	¥37,744
Accumulated benefit obligation	38,035	35,690
Fair value of plan assets	16,122	18,112

Net Periodic Pension Costs

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2015, 2016 and 2017 include the following components:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Service cost	¥543	¥689	¥698
Interest cost	2,021	1,732	1,537
Expected return on plan assets	(2,036)	(2,036)	(1,726)
Amortization of prior service cost	11	12	19
Recognized actuarial loss	608	1,256	1,068

Net periodic pension costs	¥1,147	¥1,653	¥1,596

Changes in Other Comprehensive Income

Changes in other comprehensive income at KII, AVX and TA in the years ended March 31, 2015, 2016 and 2017 mainly consist of the following components:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥(155)	¥—
Net actuarial loss incurred during the year	(8,467)	(21)	(315)
Amortization of prior service cost	11	12	19
Recognized actuarial loss	608	1,256	1,068

Total	¥(7,848)	¥1,092	¥772

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2018 are as follows:

Year ending March 31, 2018
(Yen in millions)
Amortization of prior service cost	¥20
Recognized actuarial loss	1,002

Schedule of Assumptions Used to Determine Projected Benefit Obligations and Net Periodic Pension Costs

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2016 and 2017 are as follows:

	March 31,
	2016	2017
Discount rate (%)	1.70-4.21	1.60-4.18
Rate of increase in compensation levels (%)	2.50-3.50	2.50-3.50

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2015, 2016 and 2017 are as follows:

Years ended March 31,
	2015	2016	2017
Discount rate (%)	3.10-4.79	1.40-4.00	1.70-4.21
Rate of increase in compensation levels (%)	2.50-4.00	2.50-4.00	2.50-3.50
Expected long-term rate of return on plan assets (%)	5.50-8.00	4.10-7.75	4.00-7.50

Plan Assets Categories

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2016				2017
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥5,771	¥—	¥—	¥5,771	¥6,994	¥—	¥—	¥6,994
Pooled funds *[1]	2,583	—	—	2,583	3,326	—	—	3,326
Debt securities:
Government bonds	674	—	—	674	738	—	—	738
Government agency bonds	—	1,244	—	1,244	—	1,371	—	1,371
Corporate bonds	—	1,119	—	1,119	—	1,064	—	1,064
Pooled separate accounts *[2]	—	19,749	—	19,749	—	20,414	—	20,414
Other	—	1,686	—	1,686	—	1,314	—	1,314
Cash and cash equivalents	86	—	—	86	113	—	—	113

Total	¥9,114	¥23,798	¥—	¥32,912	¥11,171	¥24,163	¥—	¥35,334

*1	This category includes pooled funds that mainly invest in U.S. equity securities that are listed on securities exchanges.
*2	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Estimated Future Benefit Payments of Plans	Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2018	¥2,585
2019	2,619
2020	2,665
2021	2,720
2022	2,773
2023 to 2027	14,474

Foreign Savings Plans | AVX Corporation | Key Employees
Contributions to Non-Qualified Deferred Compensation Plans

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Contributions to the plans	¥658	¥750	¥685